Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of year	$ 29	$ 30	$ 28
Translation adjustment	1	(1)	2
Balance at end of year	$ 30	$ 29	$ 30